Warrants Liability	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Warrants Liability
(12) Warrants Liability

	June 30,
	2024	2023
	(In thousands of US Dollars)
Warrants liability	3,670	—
	3,670	—
Vast Warrants exchanged in lieu of NETC Warrants consist of 27,529,987 potential ordinary shares, comprised of: (i) 13,799,987 Ordinary Shares that are issuable by us upon the exercise of 13,799,987 Public Warrants, and (ii) 13,730,000 Ordinary Shares that are issuable by the Company upon the exercise of 13,730,000 private placement warrants exercisable for Ordinary Shares (the "Private Warrants" and together with the Public Warrants, the "Vast Warrants"). Each Vast Warrant entitles the holder to purchase 1 Ordinary Share at an exercise price of $11.50 per share, with substantially the same terms as those of the corresponding NETC Warrant . Key attributes of the NETC and Vast Warrants are summarised below:
•NETC warrants issuance date: November 16, 2021, assumed by Vast on December 18, 2023
•Maturity date: 5 years from the date of consummation of the Capital Reorganisation
•Exercisable: at any time after 30 days from the date of consummation of the Capital Reorganisation
•Private Warrants may not be sold or transferred for 30 days from the date of consummation of the Capital Reorganisation
•Public Warrants may be redeemed by Vast at a nominal price if the stock price, when the Public Warrant is exercisable, reaches a threshold price for 20 out of 30 consecutive trading days as follows:
◦Redemption price: $0.01
◦Threshold price: $18.00
Effective upon consummation of the Capital Reorganisation,
•each Vast Warrant is exercisable solely for Ordinary Shares;
•the number of Ordinary Shares issuable upon exercise of each Vast Warrant is equal to the number of shares of NETC Class A Common Stock that were issuable upon exercise of the applicable NETC warrant, as in effect immediately prior to the consummation of the Capital Reorganisation;
•the per share exercise price for the Ordinary Shares issuable upon exercise of such Vast Warrant is equal to the per share exercise price for the shares of NETC Class A Common Stock subject to the applicable NETC warrant, as in effect immediately prior to the consummation of the Capital Reorganisation.
Both Public and Private Warrants are accounted for as liabilities under IFRS 9 following consummation of the Capital Reorganisation and valued at the Public Warrants trading price. Accordingly, they will be subject to ongoing mark- to-market adjustments through the statement of profit or loss.
As at June 30, 2024, the fair value of Private and Public Warrants has been determined as the quoted price of $0.13.